Inx Token Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Inx Token Warrant Liability [Abstract]
Schedule of INX Token of Warrant Liability Composition	As of December 31, 2025, and 2024, directors, advisors, employees and service providers held 0 and 8,116,958 restricted INX Tokens or INX Token warrants, as follows:
	December 31,
	2025	2024
INX Token warrant liability:
Warrants granted to employees, advisors and service providers	$-	$660

Schedule of Black-Scholes Pricing Model Used for the Fair Value Measurement

The following table lists the inputs to the Black-Scholes pricing model used for the fair value measurement of INX Token warrants:

	2025	2024

Expected volatility of the token prices (%)	95.85%-118.72%	96.95%-129.38%
Risk-free interest rate (%)	3.57%-4.41%	4.16%-4.58%
Expected life of warrant (years)	0.17-10.00	0.50-10.00
Exercise price	$0.01-$2.81	$0.01-$2.81

Schedule of Changes in the Number of INX Token Warrants

The following table presents changes in the number of INX Token warrants and restricted INX Token awards during the years ended December 31, 2025, and 2024:

	2025		2024
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Token warrants outstanding at beginning of year	8,116,958	$0.24	5,574,292	$0.33
INX Token warrants granted during the year(*)	4,430,028	0.10	4,030,000	0.11
INX Token warrants canceled during the year(*)	(4,892,994)	0.32	-	-
INX Token warrants forfeited during the year	(840,314)	0.15	(854,334)	0.37
INX Token warrants expired during the year	-	-	(244,666)	0.07
INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year	(6,813,678)	0.00	(388,334)	0.00

INX Token warrants outstanding at the end of year	-	$-	8,116,958	$0.24

INX Token warrants exercisable at the end of year	-	$-	3,126,000	$0.26

(*)	On February 27, 2025, the Board approved the cancellation of 2,386,000 token warrants previously granted by INX Limited to some of the Company’s employees and service providers. On the same date, the BOD approved to grant 1,599,076 token warrants if exercised or vested in accordance with its terms, will entitle the holder to purchase INX Tokens pursuant to the Share and Token Ownership and Award Plan (2021) of INX Limited, with any unspecified terms and conditions to be governed by the Plan. On August 4, 2025, the Board approved the cancellation of additional 2,479,202 token warrants previously granted by INX Limited to some of the Company’s employees and service providers. On the same date, the BOD approved to grant of 2,170,000 token warrants if exercised or vested in accordance with its terms, will entitle the holder to purchase INX Tokens pursuant to the Share and Token Ownership and Award Plan (2021) of INX Limited, with any unspecified terms and conditions to be governed by the Plan.

Schedule of Token-Based Compensation

Token-based compensation for the years ended December 31, 2025, 2024 and 2023 is included within the following expenses:

	Year ended December 31
	2025	2024	2023
Operating expenses (income):
Research and development	$169	$60	$166
Sales and marketing	38	30	268
General and administrative	430	372	464
Change in fair value of INX Token warrant liability	528	(936)	(204)
Total token-based compensation expense (income)	$1,165	$(474)	$694